Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of significant components of the company's deferred tax asset
	December 31,	December 31,	December 31,
	2023	2022	2021
	USD thousands	USD thousands	USD thousands
Net operating loss carry-forward	38,258	36,550	33,396
Share-based compensation expense	1,163	1,774	1,147
Research and development costs	4,041	2,858	1,449
Other	9	13	38
Gross deferred tax assets	43,471	41,195	36,030
Less - Valuation allowance	(43,471)	(41,195)	(36,030)

Net deferred tax assets	-	-	-

Schedule of roll forward of valuation allowance
Balance at January 1, 2021	$6,200
Currency translation Income	2,425
Tax assets acquired through merger	24,535
Income tax expense	2,870
Balance at December 31, 2021	$36,030
Currency translation Income	(1,316)
Income tax expense	6,481
Balance at December 31, 2022	$41,195
Currency translation Income	(3,295)
Income tax expense	5,571
Balance at December 31, 2023	$43,471

Schedule of reconciliation of theoretical income tax expense to actual income tax expense
	December 31,	December 31,	December 31,
	2023	2022	2021
	USD thousands	USD thousands	USD thousands

Loss before income taxes	(24,221)	(28,180)	(12,478)
Statutory tax rate	23%	23%	23%
Theoretical tax benefit	(5,571)	(6,481)	(2,870)

Change in temporary differences for which deferred taxes were not recognized	(1,177)	(1,696)	(1,332)
Tax rate differential	10	20	(101)
Non-deductible expenses	346	744	239
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	6,392	6,879	4,064
Actual income tax expense (Benefit)	-	(534)	-